Property, Plant and Equipment - by segment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Property, plant and equipment	$ 62,654	$ 65,546
Assets under construction and not subject to depreciation	6,300	4,600
Oil Sands
Property, Plant and Equipment
Property, plant and equipment	47,313	49,878
Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	5,181	5,496
Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	9,666	9,393
Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	494	779
Cost
Property, Plant and Equipment
Property, plant and equipment	127,209	126,559	$ 127,658
Cost | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	92,601	87,849
Cost | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	16,541	21,495
Cost | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	17,101	15,989
Cost | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	966	1,226
Accumulated provision
Property, Plant and Equipment
Property, plant and equipment	(64,555)	(61,013)	$ (59,528)
Accumulated provision | Oil Sands
Property, Plant and Equipment
Property, plant and equipment	(45,288)	(37,971)
Accumulated provision | Exploration and Production
Property, Plant and Equipment
Property, plant and equipment	(11,360)	(15,999)
Accumulated provision | Refining and Marketing
Property, Plant and Equipment
Property, plant and equipment	(7,435)	(6,596)
Accumulated provision | Corporate and Eliminations
Property, Plant and Equipment
Property, plant and equipment	$ (472)	$ (447)